Equity Incentive Plans - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 113	$ 23	$ 286	$ 41	$ 57	$ 78
Cost of sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation						2
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	32	4	82	11	6	30
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	1	6	2	7	1	2
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 80	$ 13	$ 202	$ 23	$ 50	$ 44